Cover Page	Mar. 18, 2021	Feb. 04, 2021	Dec. 10, 2020
Document Information [Line Items]
Document Type		8-K
Document Period End Date	Mar. 18, 2021
Entity Registrant Name		Utz Brands, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38686
Entity Tax Identification Number			85-2751850
Entity Address, Address Line One		900 High Street
Entity Address, City or Town		Hanover
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		17331
City Area Code		717
Local Phone Number		637-6644
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001739566
Amendment Flag		false
Former Address
Document Information [Line Items]
Entity Registrant Name		N/A